UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

/s/ Joseph E. Sweeney			San Francisco, CA		July 21, 2003

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:		107,452 X 1,000









List of Other Included Managers:

NONE

<Page


NAME OF ISSUER		  TITLE OF	  CUSIP		     VALUE	 SHARES	SH/  PUT/	INV.	 OTHER	   VOTING AUTH
				  CLASS				     X1000			PRN  CALL	DISC	 MGR		   SOLE

Prometic Life Sciences      COMMON      74342Q104           170  100,000                 SOLE                  100,000
AES Corp                    COMMON      00130H105          2540  400,000                 SOLE                  400,000
Applied Mircro Circuits C   COMMON      03822W109         12080  200,000                 SOLE                  200,000
Bear Stearns                COMMON      073902108          3621   50,000                 SOLE                   50,000
Canico Resource Corp        COMMON      137580106          2566  461,800                 SOLE                  461,800
Cardiome Pharma Corp        COMMON      14159U202           563  200,000                 SOLE                  200,000
Deere & Co.                 COMMON      244199105          3656   80,000                 SOLE                   80,000
EMC Corp                    COMMON      268648102         136111,300,000                 SOLE                1,300,000
European Minerals Corp      COMMON      29879A104           144  400,000                 SOLE                  400,000
Eaton Corp                  COMMON      278058102         10219  130,000                 SOLE                  130,000
FSI Intl. Inc.              COMMON      302633102           714  195,000                 SOLE                  195,000
Hudson's Bay                COMMON      444204101          1393  200,000                 SOLE                  200,000
ID Biomed                   COMMON      44936D108           659   64,000                 SOLE                   64,000
iDine Rewards Network       COMMON      45168A100          1110   80,800                 SOLE                   80,800
Martek Biosciences          COMMON      572901106          4744  110,500                 SOLE                  110,500
Magna Enteratinment         COMMON      559211107           605  120,000                 SOLE                  120,000
Mirant Corp                 COMMON      604675108          1740  600,000                 SOLE                  600,000
Altria Group Inc.           COMMON      02209S103          9088  200,000                 SOLE                  200,000
Montpelier Re Hold Ltd.     COMMON      G62185106           995   31,500                 SOLE                   31,500
Microsoft Corp              COMMON      594918104          3077  120,000                 SOLE                  120,000
NII Holdings Inc            COMMON      62913F201           382   10,000                 SOLE                   10,000
Performance Tech            COMMON      71376K102           759  104,000                 SOLE                  104,000
Retek Inc                   COMMON      76128Q109           756  120,000                 SOLE                  120,000
RF Micro Devices Inc        COMMON      749941100           944  160,000                 SOLE                  160,000
SBA Communications          COMMON      78388J106           480  159,605                 SOLE                  159,605
Scientific Games            COMMON      80874P109           468   50,000                 SOLE                   50,000
Seagate Technology          COMMON      G7945J104         11473  650,000                 SOLE                  650,000
Sierra Wireless Inc         COMMON      826516106           935  150,000                 SOLE                  150,000
Ubiquitel Inc               COMMON      903474302           201  150,000                 SOLE                  150,000
United Parcel Service       COMMON      911312106          8281  130,000                 SOLE                  130,000
The Williams Co.            COMMON      969457100          94801,200,000                 SOLE                1,200,000





ETR\4342\002\1235932.01